UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22760

Oppenheimer Global Multi-Alternatives Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  September 30

Date of reporting period:  3/31/2017

Item 1.  Reports to Stockholders.

Semiannual Report 3/31/2017

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer
Global Multi-Alternatives Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/17

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index
6-Month	0.72%	-5.07%	0.19%
1-Year	4.86	-1.17	0.36
Since Inception (12/28/12)	0.48	-0.91	0.14

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2       OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Fund Performance Discussion

The Fund’s Class A shares (without sales charge) returned 0.72% during the six-month period ended March 31, 2017. On a relative basis, the Fund outperformed the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”), which returned 0.19% during the same period.

The Fund’s strongest performing exposure was to income alternatives, particularly leveraged loans and master limited partnerships (“MLPs”). Leveraged loans benefited as credit spreads tightened sharply over the full six-month reporting period. Our MLP strategy seeks to invest in U.S. midstream MLPs that the investment team believes have attractive risk and reward characteristics. The asset class performed positively during the reporting period. Also performing positively for the Fund among income alternatives was our exposure to event-linked bonds, which transfer a specified set of catastrophe risks such as hurricanes, earthquakes and windstorms from a sponsor to investors. Event-linked bonds performed well during the reporting period in the absence of catastrophe related events.

The Fund’s risk management overlay was also a positive contributor to performance. Given appropriate market conditions, the Fund periodically utilizes risk management overlays in an attempt to control and manage volatility, hedge unwanted risks, and maximize risk-adjusted returns. With an underweight to real asset alternatives, the Fund was positioned somewhat conservatively versus its peers in terms of fund volatility and sensitivity to equities.

To offset this risk, we increased equity market exposure and upside market potential through derivatives. This proved to be a constructive strategy during the period, as these upside hedges were a capital and cost effective way to participate in the equity market rebound.

Our exposure to Alpha alternatives produced a muted positive return during the period. Alpha alternatives, such as Global Multi Strategies, Fundamental Alpha Strategies, and the Currency Alpha Strategy, rely less on the direction of major markets and economic factors to generate returns. Our positive results were driven by the Fundamental Alpha Strategies. Global Multi Strategies and the Currency Alpha Strategy experienced declines this reporting period.

Detracting from performance was the Fund’s exposure to global real estate through Oppenheimer Global Real Estate Fund. After healthy year-to-date returns through the third quarter of 2016, global-listed securities declined sharply starting in the fourth quarter of the year, as real estate investment trusts (“REITs”) were negatively impacted by rising interest rates around the world. We reduced this allocation during the fourth quarter of 2016 for risk management purposes. Early in 2017 we added back our allocation after interest rate volatility

3 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

subsided and we witnessed positive momentum in the alternative.

STRATEGY & OUTLOOK

The Fund comprises a flexible blend of alternative strategies and assets and is designed to be a turnkey alternative solution that improves the risk/reward tradeoff of a traditional balanced portfolio. We classify alternatives into three categories: Alpha alternatives, such as Global Multi Strategies, Fundamental Alpha Strategies, and the Currency Alpha Strategy, rely less on the direction of major markets and economic factors to generate returns. Income alternatives (e.g. MLPs, loans, and event-linked bonds) provide exposure to relatively stable income producing assets with less interest rate sensitivity than traditional fixed income allocations. Real asset alternatives, like Global Real Estate and Commodities, could help guard against inflation over the long-term. We combine these strategies and assets to provide a core, alternative exposure that can potentially offset some of the risk from equity drawdowns, rising interest rates and inflationary shocks.

As we look ahead, we have modest return expectations given valuations in most asset classes. In our view, we see continued global growth as supportive to risky assets in the near term. With that said, looking out further, we do see increasing vulnerabilities in credit markets. In particular, we are seeing non-financial corporate leverage nearing previous cyclical peaks. As always, we continue to closely monitor the developments in the credit cycle as well as the political and policy landscapes to assess risks to the macro outlook and financial markets. While fundamental risks are rising we believe that diversifying risk, controlling volatility and managing the downside will be a winning strategy going forward. Because the Fund comprises a number of different alternative assets and strategies, with diversifying properties as well as the potential to generate attractive total returns, we believe it can play a particularly valuable role in investors’ portfolios.

Mark Hamilton Portfolio Manager	Dokyoung Lee, CFA Portfolio Manager
Benjamin Rockmuller, CFA Portfolio Manager	Alessio de Longis, CFA Portfolio Manager

4 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Top Holdings and Allocations

PORTFOLIO ALLOCATION

Investment Companies
Alternative Funds	78.7%
Domestic Fixed Income Fund	15.2
Money Market Fund	0.4
Common Stocks	5.6
Over-the Counter Options Purchased	0.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on the total market value of investments.

TOP TEN HOLDINGS

Oppenheimer Global Multi Strategies Fund, Cl. I	31.8%
Oppenheimer Fundamental Alternatives Fund, Cl. I	31.5
Oppenheimer Master Loan Fund, LLC	15.2
Oppenheimer Master Event-Linked Bond Fund, LLC	9.9
Oppenheimer Global Real Estate Fund, Cl. I	5.2
TC PipeLines LP	0.4
Energy Transfer Equity LP	0.4
Magellan Midstream Partners LP	0.4
Enterprise Products Partners LP	0.4
Oppenheimer Institutional Government Money Market Fund, Cl. E	0.4

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2017, and are based on net assets. For more current Fund holdings, please visit oppenheimerfunds.com.

5 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/17

	Inception Date	6-Month	1-Year	Since Inception
Class A (ODAAX)	12/28/12	0.72%	4.86%	0.48%
Class C (ODACX)	12/28/12	0.29	3.92	-0.49
Class I (ODAIX)	12/28/12	0.95	5.31	0.85
Class R (ODANX)	12/28/12	0.56	4.51	0.03
Class Y (ODAYX)	12/28/12	0.79	5.04	0.56
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/17
	Inception Date	6-Month	1-Year	Since Inception
Class A (ODAAX)	12/28/12	-5.07%	-1.17%	-0.91%
Class C (ODACX)	12/28/12	-0.68	2.92	-0.49
Class I (ODAIX)	12/28/12	0.95	5.31	0.85
Class R (ODANX)	12/28/12	0.56	4.51	0.03
Class Y (ODAYX)	12/28/12	0.79	5.04	0.56

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C shares, the contingent deferred sales charge (“CDSC”) of 1% for the 1-year period. There is no sales charge for Class I, Class R and Class Y shares. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

6 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Actual	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During 6 Months Ended March 31, 2017
Class A	$ 1,000.00	$ 1,007.20	$ 4.11
Class C	1,000.00	1,002.90	8.63
Class I	1,000.00	1,009.50	2.21
Class R	1,000.00	1,005.60	5.92
Class Y	1,000.00	1,007.90	3.11

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.84	4.14
Class C	1,000.00	1,016.36	8.68
Class I	1,000.00	1,022.74	2.22
Class R	1,000.00	1,019.05	5.96
Class Y	1,000.00	1,021.84	3.13

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2017 are as follows:

Class	Expense Ratios
Class A	0.82%
Class C	1.72
Class I	0.44
Class R	1.18
Class Y	0.62

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

STATEMENT OF INVESTMENTS March 31, 2017 Unaudited

	Shares	Value
Investment Companies—94.0%
Alternative Funds—78.4%
Oppenheimer Fundamental Alternatives Fund, Cl. I1	359,694	$9,963,524
Oppenheimer Global Multi Strategies Fund, Cl. I1	432,786	10,040,646
Oppenheimer Global Real Estate Fund, Cl. I1	163,578	1,648,863
Oppenheimer Master Event-Linked Bond Fund, LLC[1]	192,904	3,126,893
		24,779,926
Domestic Fixed Income Fund—15.2%
Oppenheimer Master Loan Fund, LLC[1]	292,622	4,783,668
Money Market Fund—0.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.66%[1,3]	130,150	130,150
Total Investment Companies (Cost $30,597,522)		29,693,744

Common Stocks—5.6%
Buckeye Partners LP4	1,075	73,702
Energy Transfer Equity LP4	6,930	136,729
Energy Transfer Partners LP4	3,560	130,011
Enterprise Products Partners LP4	4,720	130,319
EQT Midstream Partners LP4	610	46,909
Genesis Energy LP4	1,685	54,628
Magellan Midstream Partners LP4	1,710	131,516
MPLX LP4	2,834	102,251
NGL Energy Partners LP4	530	11,978
NuStar Energy LP4	255	13,255
NuStar GP Holdings LLC[4]	1,045	29,208
Plains All American Pipeline LP4	1,685	53,263
Plains GP Holdings LP, Cl. A	2,000	62,520
Rice Midstream Partners LP2,4,5	1,995	50,314
Rice Midstream Partners LP4,5	1,470	37,073
Sunoco Logistics Partners LP4	4,340	105,983
Tallgrass Energy GP LP, Cl. A	2,947	84,756
Tallgrass Energy Partners LP4	300	15,960
Targa Resources Corp.	2,031	121,657
TC PipeLines LP4	2,300	137,218
Tesoro Logistics LP4	620	33,771
TransMontaigne Partners LP4	480	21,446
Western Gas Partners LP4	490	29,620
Westlake Chemical Partners LP4	1,204	30,281
Williams Cos., Inc. (The)	1,810	53,558
Williams Partners LP4	1,725	70,432
Total Common Stocks (Cost $1,400,339)		1,768,358

	Counterparty		Exercise Price	Expiration Date		Contracts
Over-the-Counter Options Purchased—0.1%
JPY Currency Put[2]	BOA	JPY	118.0000	07/06/2017	JPY	267,300,000	5,613
JPY Currency Put[2]	BOA	JPY	118.5000	06/19/2017	JPY	272,000,000	3,264

10 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

	Counterparty		Exercise Price	Expiration Date		Contracts	Value
Over-the-Counter Options Purchased (Continued)
NZD Currency Put[2]	BOA	CAD	0.9200	09/14/2017	NZD	2,925,000	$34,471
Total Over-the-Counter Options Purchased (Cost $154,681)							43,348
Total Investments, at Value (Cost $32,152,542)						99.7%	31,505,450
Net Other Assets (Liabilities)						0.3	103,318
Net Assets						100.0%	$31,608,768

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2016	Gross Additions	Gross Reductions	Shares March 31, 2017

Oppenheimer Fundamental Alternatives Fund, Cl. I	398,454	2,781	41,541	359,694
Oppenheimer Global Multi Strategies Fund, Cl. I	426,604	159,720	153,538	432,786
Oppenheimer Global Real Estate Fund, Cl. I	157,682	82,141	76,245	163,578
Oppenheimer Institutional Government Money Market Fund, Cl. E	260,930	8,052,837	8,183,617	130,150
Oppenheimer Master Event-Linked Bond Fund, LLC	209,942	—	17,038	192,904
Oppenheimer Master Loan Fund, LLC	327,897	—	35,275	292,622

		Value	Income	Realized Gain (Loss)

Oppenheimer Fundamental Alternatives Fund, Cl. I		$9,963,524	$76,440	$10,989
Oppenheimer Global Multi Strategies Fund, Cl. I		10,040,646	616,147	(268,899)
Oppenheimer Global Real Estate Fund, Cl. I		1,648,863	52,903	13,957
Oppenheimer Institutional Government Money Market Fund, Cl. E		130,150	2,487	—
Oppenheimer Master Event-Linked Bond Fund, LLC		3,126,893	98,992[a]	17,295[a]
Oppenheimer Master Loan Fund, LLC		4,783,668	159,311[b]	17,277[b]

Total		$29,693,744	$1,006,280	$(209,381)

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

4. Security is a Master Limited Partnership.

5. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

11 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United States	$31,462,102	99.9%
New Zealand	34,471	0.1
Japan	8,877	0.0

Total	$31,505,450	100.0%

Forward Currency Exchange Contracts as of March 31, 2017
Counterparty	Settlement Month(s)		Currency Purchased (000’s)		Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation

BAC	05/2017	BRL	280	USD	90	$—	$720
BOA	06/2017	COP	755,000	USD	250	10,038	—
BOA	06/2017	IDR	3,327,000	USD	247	1,549	—
BOA	06/2017	TWD	5,000	USD	162	2,984	—
BOA	06/2017	USD	277	KRW	320,000	—	9,402
BOA	06/2017	USD	80	NOK	680	581	—
BOA	05/2017	USD	148	ZAR	2,000	104	—
BOA	06/2017	ZAR	3,290	USD	255	—	12,803
CITNA-B	06/2017	CZK	4,200	USD	165	1,849	—
CITNA-B	06/2017	TRY	910	USD	237	7,759	—
CITNA-B	05/2017	USD	325	EUR	307	—	2,985
CITNA-B	06/2017	USD	160	GBP	130	—	3,504
CITNA-B	05/2017 -06/2017	ZAR	6,770	USD	512	—	11,261
DEU	05/2017	RUB	5,643	USD	94	5,720	—
DEU	06/2017	USD	687	CAD	920	—	5,887
DEU	05/2017	USD	159	EUR	150	—	1,630
DEU	06/2017	USD	165	ILS	610	—	3,505
DEU	05/2017	ZAR	2,620	USD	193	1,002	—
GSCO-OT	06/2017	JPY	64,000	USD	561	15,955	—
GSCO-OT	06/2017	NOK	770	USD	91	—	1,152
GSCO-OT	06/2017	USD	332	AUD	440	—	3,716
HSBC	06/2017	USD	82	CAD	110	—	1,150
HSBC	06/2017	USD	8	CLP	5,000	6	—
HSBC	06/2017	USD	79	GBP	65	—	2,405
HSBC	06/2017	USD	80	KRW	92,000	—	2,806
HSBC	06/2017	USD	173	NZD	248	—	55
HSBC	06/2017	USD	161	SEK	1,450	—	963
JPM	06/2017	INR	8,000	USD	119	4,081	—
JPM	06/2017	MXN	4,100	USD	207	9,829	—
JPM	06/2017	MYR	725	USD	162	698	—
JPM	05/2017 - 06/2017	RUB	45,600	USD	774	23,985	—
JPM	05/2017	USD	295	RUB	17,800	—	18,150
JPM	06/2017	USD	85	SGD	120	—	708
NOM	07/2017	USD	443	EUR	414	—	955
TDB	05/2017	BRL	560	USD	179	—	1,173

Total Unrealized Appreciation and Depreciation						$86,140	$84,930

12 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Futures Contracts as of March 31, 2017
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Depreciation

S&P 500 E-Mini Index	CME	Buy	6/16/17	14	$1,651,440	$2,824
STOXX Europe 600 Index	EUX	Sell	6/16/17	57	1,142,271	28,240
United States Treasury Nts., 10 yr.	CBT	Sell	6/21/17	10	1,245,625	1,032

						$32,096

Over-the-Counter Options Written at March 31, 2017
Description	Counterparty		Exercise Price	Expiration Date	Number of Contracts		Premiums Received	Value
EUR Currency Call	NOM	EUR	1.070	5/18/17	EUR	(1,485,000)	$31,808	$(20,521)
EUR Currency Put	NOM	EUR	1.070	5/18/17	EUR	(1,485,000)	32,734	(21,681)
NZD Currency Put	BOA	CAD	0.860	9/14/17	NZD	(4,387,500)	12,912	(7,332)
RUB Currency Call	DEU	RUB	60.000	5/5/17	USD	(45,000,000)	19,688	(45,855)
RUB Currency Put	DEU	RUB	60.000	5/5/17	USD	(45,000,000)	16,897	(2,025)
ZAR Currency Put	GSCO-OT	ZAR	14.000	5/4/17	USD	(10,500,000)	15,725	(8,536)
ZAR Currency Call	GSCO-OT	ZAR	14.000	5/4/17	USD	(10,500,000)	38,891	(38,777)
Total Over-the-Counter Options Written							$168,655	$(144,727)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
NOM	Nomura Global Financial Products, Inc.
TDB	Toronto Dominion Bank

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

13 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Currency abbreviations indicate amounts reporting in currencies (Continued)
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Definitions
S&P	Standard & Poor’s

Exchange Abbreviations
CBT	Chicago Board of Trade
CME	Chicago Mercantile Exchanges
EUX	European Stock Exchange

See accompanying Notes to Financial Statements.

14 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

STATEMENT OF ASSETS AND LIABILITIES March 31, 2017 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,555,020)	$1,811,706
Affiliated companies (cost $30,597,522)	29,693,744

31,505,450
Cash	50,786
Cash used for collateral on futures	261,000
Unrealized appreciation on forward currency exchange contracts	86,140
Receivables and other assets:
Shares of beneficial interest sold	10,075
Dividends	28
Other	3,309

Total assets	31,916,788

Liabilities
Unrealized depreciation on forward currency exchange contracts	84,930
Options written, at value (premiums received $168,655)	144,727
Payables and other liabilities:
Shares of beneficial interest redeemed	33,396
Variation margin payable	9,623
Distribution and service plan fees	6,144
Trustees’ compensation	619
Other	28,581

Total liabilities	308,020

Net Assets	$31,608,768

Composition of Net Assets
Par value of shares of beneficial interest	$3,392
Additional paid-in capital	34,905,885
Accumulated net investment loss	(284,950)
Accumulated net realized loss on investments and foreign currency transactions	(2,363,111)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(652,448)

Net Assets	$31,608,768

15 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $22,547,073 and 2,414,536 shares of beneficial interest outstanding)	$9.34
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$9.91

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,826,170 and 414,850 shares of beneficial interest outstanding)	$9.22

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $9,871 and 1,054 shares of beneficial interest outstanding)	$9.37

Class R Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,388,992 and 257,947 shares of beneficial interest outstanding)	$9.26

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,836,662 and 303,603 shares of beneficial interest outstanding)	$9.34

See accompanying Notes to Financial Statements.

16 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2017 Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$98,831
Dividends	161
Net expenses	(7,316)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	91,676
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	152,975
Dividends	6,336
Net expenses	(8,708)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	150,603

Total allocation of net investment income from master funds	242,279

Investment Income
Dividends:
Unaffiliated companies	2,496
Affiliated companies	747,977
Interest	256

Total investment income	750,729

Expenses
Management fees	139,821
Distribution and service plan fees:
Class A	16,864
Class C	19,659
Class R	6,021
Transfer and shareholder servicing agent fees:
Class A	25,190
Class C	4,341
Class I	2
Class R	2,656
Class Y	3,991
Shareholder communications:
Class A	6,637
Class C	2,117
Class R	850
Class Y	254
Legal, auditing and other professional fees	22,231
Trustees’ compensation	265
Other	12,280

Total expenses	263,179
Less waivers and reimbursements of expenses	(126,105)

Net expenses	137,074

Net Investment Income	855,934

17 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment from:
Unaffiliated companies (including premiums on options)	$(21,661)
Affiliated companies	(243,953)
Closing and expiration of option contracts written	47,870
Closing and expiration of futures contracts	54,320
Foreign currency transactions	102,141
Net realized gain allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	17,295
Oppenheimer Master Loan Fund, LLC	17,277

Net realized loss	(26,711)
Net change in unrealized appreciation/depreciation on:
Investment transactions	(538,857)
Translation of assets and liabilities denominated in foreign currencies	(21,606)
Futures contracts	(27,831)
Option contracts written	(22,703)
Net change in unrealized appreciation/depreciation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(52,245)
Oppenheimer Master Loan Fund, LLC	54,140

Net change in unrealized appreciation/depreciation	(609,102)

Net Increase in Net Assets Resulting from Operations	$220,121

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 4 of the accompanying Notes.

See accompanying Notes to Financial Statements.

18 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations
Net investment income	$855,934	$604,199
Net realized loss	(26,711)	(173,609)
Net change in unrealized appreciation/depreciation	(609,102)	371,159

Net increase in net assets resulting from operations	220,121	801,749

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(831,047)	(534,960)
Class C	(108,046)	(51,107)
Class I	(409)	(232)
Class R	(81,611)	(36,493)
Class Y	(152,677)	(122,859)

	(1,173,790)	(745,651)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(596,799)	(4,548,277)
Class C	(212,196)	(771,210)
Class I	18	(4)
Class R	82,995	30,722
Class Y	(1,042,811)	(3,621,451)

	(1,768,793)	(8,910,220)

Net Assets
Total decrease	(2,722,462)	(8,854,122)
Beginning of period	34,331,230	43,185,352
End of period (including accumulated net investment income (loss) of $(284,950) and $32,906, respectively)	$31,608,768	$34,331,230

See accompanying Notes to Financial Statements.

19 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[1]

Per Share Operating Data
Net asset value, beginning of period	$9.62	$9.52	$10.07	$9.70	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.25	0.16	0.24	0.17	0.05
Net realized and unrealized gain (loss)	(0.18)	0.12	(0.52)	0.21	(0.31)

Total from investment operations	0.07	0.28	(0.28)	0.38	(0.26)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.35)	(0.18)	(0.27)	(0.01)	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	(0.04)

Total dividends and/or distributions to shareholders	(0.35)	(0.18)	(0.27)	(0.01)	(0.04)

Net asset value, end of period	$9.34	$9.62	$9.52	$10.07	$9.70

Total Return, at Net Asset Value[3]	0.72%	3.07%	(2.80)%	3.87%	(2.62)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,547	$23,811	$28,124	$31,356	$17,126

Average net assets (in thousands)	$22,957	$26,495	$29,537	$21,771	$13,540

Ratios to average net assets:[4,5]
Net investment income	5.28%	1.67%	2.47%	1.66%	0.62%
Expenses excluding specific expenses listed below	1.58%	1.60%	1.09%	0.63%	0.99%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	1.58%	1.60%	1.09%	0.63%	0.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.82%	0.92%	0.77%	0.63%	0.99%

Portfolio turnover rate	15%	6%	52%	107%	5%

1. For the period from December 28, 2012 (commencement of operations) to September 30, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2017	2.14%
Year Ended September 30, 2016	2.20%
Year Ended September 30, 2015	1.33%
Year Ended September 30, 2014	1.28%
Period Ended September 30, 2013	1.67%

See accompanying Notes to Financial Statements.

20 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Class C	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[1]

Per Share Operating Data
Net asset value, beginning of period	$9.45	$9.36	$9.91	$9.64	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.20	0.07	0.14	0.06	(0.03)
Net realized and unrealized gain (loss)	(0.17)	0.12	(0.49)	0.22	(0.32)

Total from investment operations	0.03	0.19	(0.35)	0.28	(0.35)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.26)	(0.10)	(0.20)	(0.01)	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	(0.01)

Total dividends and/or distributions to shareholders	(0.26)	(0.10)	(0.20)	(0.01)	(0.01)

Net asset value, end of period	$9.22	$9.45	$9.36	$9.91	$9.64

Total Return, at Net Asset Value[3]	0.29%	2.07%	(3.58)%	2.86%	(3.54)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,826	$4,136	$4,872	$4,821	$2,145

Average net assets (in thousands)	$3,955	$4,567	$5,070	$3,421	$1,131

Ratios to average net assets:[4,5]
Net investment income (loss)	4.38%	0.81%	1.49%	0.65%	(0.47)%
Expenses excluding specific expenses listed below	2.48%	2.48%	1.99%	1.60%	2.20%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	2.48%	2.48%	1.99%	1.60%	2.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.72%	1.80%	1.64%	1.60%	2.20%

Portfolio turnover rate	15%	6%	52%	107%	5%

1. For the period from December 28, 2012 (commencement of operations) to September 30, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2017	3.04%
Year Ended September 30, 2016	3.08%
Year Ended September 30, 2015	2.23%
Year Ended September 30, 2014	2.25%
Period Ended September 30, 2013	2.88%

See accompanying Notes to Financial Statements.

21 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[1]

Per Share Operating Data
Net asset value, beginning of period	$9.67	$9.57	$10.11	$9.70	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.27	0.19	0.28	0.19	0.06
Net realized and unrealized gain (loss)	(0.18)	0.13	(0.51)	0.23	(0.31)

Total from investment operations	0.09	0.32	(0.23)	0.42	(0.25)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.39)	(0.22)	(0.31)	(0.01)	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	(0.05)

Total dividends and/or distributions to shareholders	(0.39)	(0.22)	(0.31)	(0.01)	(0.05)

Net asset value, end of period	$9.37	$9.67	$9.57	$10.11	$9.70

Total Return, at Net Asset Value[3]	0.95%	3.46%	(2.37)%	4.28%	(2.49)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$10	$10	$11	$10

Average net assets (in thousands)	$10	$10	$10	$10	$10

Ratios to average net assets:[4,5]
Net investment income	5.72%	2.03%	2.80%	1.91%	0.79%
Expenses excluding specific expenses listed below	1.19%	1.20%	0.63%	0.26%	0.76%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	1.19%	1.20%	0.63%	0.26%	0.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.44%	0.52%	0.35%	0.26%	0.76%

Portfolio turnover rate	15%	6%	52%	107%	5%

1. For the period from December 28, 2012 (commencement of operations) to September 30, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2017	1.75%
Year Ended September 30, 2016	1.80%
Year Ended September 30, 2015	0.87%
Year Ended September 30, 2014	0.91%
Period Ended September 30, 2013	1.44%

See accompanying Notes to Financial Statements.

22 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Class R	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[1]

Per Share Operating Data
Net asset value, beginning of period	$9.53	$9.44	$10.00	$9.67	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.23	0.12	0.18	0.11	(0.00)[3]
Net realized and unrealized gain (loss)	(0.18)	0.12	(0.49)	0.23	(0.32)

Total from investment operations	0.05	0.24	(0.31)	0.34	(0.32)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.32)	(0.15)	(0.25)	(0.01)	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	(0.01)

Total dividends and/or distributions to shareholders	(0.32)	(0.15)	(0.25)	(0.01)	(0.01)

Net asset value, end of period	$9.26	$9.53	$9.44	$10.00	$9.67

Total Return, at Net Asset Value[4]	0.56%	2.66%	(3.16)%	3.47%	(3.21)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,389	$2,373	$2,316	$1,542	$651

Average net assets (in thousands)	$2,422	$2,292	$2,028	$1,021	$298

Ratios to average net assets:[5,6]
Net investment income (loss)	4.89%	1.27%	1.83%	1.12%	(0.05)%
Expenses excluding specific expenses listed below	1.95%	1.95%	1.49%	1.07%	1.83%
Interest and fees from borrowings	0.00%	0.00%[7]	0.00%[7]	0.00%	0.00%

Total expenses[8]	1.95%	1.95%	1.49%	1.07%	1.83%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.18%	1.27%	1.13%	1.07%[9]	1.77%

Portfolio turnover rate	15%	6%	52%	107%	5%

23 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS Continued

1. For the period from December 28, 2012 (commencement of operations) to September 30, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2017	2.51%
Year Ended September 30, 2016	2.55%
Year Ended September 30, 2015	1.73%
Year Ended September 30, 2014	1.72%
Period Ended September 30, 2013	2.51%

9. Waiver is less than 0.005%.

See accompanying Notes to Financial Statements.

24 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Class Y	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[1]

Per Share Operating Data
Net asset value, beginning of period	$9.64	$9.53	$10.08	$9.69	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.28	0.24	0.25	0.17	0.04
Net realized and unrealized gain (loss)	(0.21)	0.06	(0.52)	0.23	(0.31)

Total from investment operations	0.07	0.30	(0.27)	0.40	(0.27)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.37)	(0.19)	(0.28)	(0.01)	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	(0.04)

Total dividends and/or distributions to shareholders	(0.37)	(0.19)	(0.28)	(0.01)	(0.04)

Net asset value, end of period	$9.34	$9.64	$9.53	$10.08	$9.69

Total Return, at Net Asset Value[3]	0.79%	3.19%	(2.74)%	4.08%	(2.74)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,837	$4,001	$7,863	$11,051	$964

Average net assets (in thousands)	$3,628	$3,741	$10,813	$7,800	$450

Ratios to average net assets:[4,5]
Net investment income	5.84%	2.53%	2.53%	1.64%	0.58%
Expenses excluding specific expenses listed below	1.40%	1.51%	0.95%	0.51%	1.15%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%

Total expenses[7]	1.40%	1.51%	0.95%	0.51%	1.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.62%	0.83%	0.63%	0.51%	1.15%

Portfolio turnover rate	15%	6%	52%	107%	5%

1. For the period from December 28, 2012 (commencement of operations) to September 30, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2017	1.96%
Year Ended September 30, 2016	2.11%
Year Ended September 30, 2015	1.19%
Year Ended September 30, 2014	1.16%
Period Ended September 30, 2013	1.83%

See accompanying Notes to Financial Statements.

25 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2017 Unaudited

1. Organization

Oppenheimer Global Multi-Alternatives Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. The Sub-Adviser has entered into a sub-sub-advisory agreement with Barings LLC, formerly known as Barings Real Estate Advisers LLC, and OFI SteelPath, Inc. (the “Sub-Sub-Advisers”).

The Fund offers Class A, Class C, Class I, Class R and Class Y shares. As of July 1, 2014, Class N shares were renamed Class R shares. Class N shares subject to a contingent deferred sales charge (“CDSC”) on July 1, 2014, continue to be subject to a CDSC after the shares were renamed. Purchases of Class R shares occurring on or after July 1, 2014, are not subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold without a front-end sales charge but may be subject to a CDSC. Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from

26 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

2. Significant Accounting Policies (Continued)

changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statement of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Return of Capital Estimates. Distributions received from the Fund’s investments in Master Limited Partnerships (MLPs), generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

27 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, based on the negative rolling average balance at an average Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended September 30, 2016, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended September 30, 2016, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended September 30, 2016 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

No expiration	$2,890,569

At period end, it is estimated that the capital loss carryforwards would be $2,917,280, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund

28 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

2. Significant Accounting Policies (Continued)

will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$32,194,919
Federal tax cost of other investments	168,655

Total federal tax cost	$32,363,574

Gross unrealized appreciation	$647,422
Gross unrealized depreciation	(1,367,777)

Net unrealized depreciation	$(720,355)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. OFI Global is currently evaluating the amendments and their impact, if any, on the Fund’s financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a

29 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

30 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

3. Securities Valuation (Continued)

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

31 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks	$1,768,358	$—	$—	$1,768,358
Over-the-Counter Options Purchased	—	43,348	—	43,348
Investment Companies	21,783,183	—	—	21,783,183

Total Investments, at Value	23,551,541	43,348	—	23,594,889

32 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Other Financial Instruments:
Forward currency exchange contracts	$—	$86,140	$—	$86,140

Total Assets excluding investment companies valued using practical expedient	$23,551,541	$129,488	$—	23,681,029

Investment companies valued using practical expedient				7,910,561

Total Assets				$31,591,590

Liabilities Table
Other Financial Instruments:
Options written, at value	$—	$(144,727)	$—	$(144,727)
Futures contracts	(32,096)	—	—	(32,096)
Forward currency exchange contracts	—	(84,930)	—	(84,930)

Total Liabilities	$(32,096)	$(229,657)	$—	$ (261,753)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

33 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer Fundamental Alternatives Fund and Oppenheimer Global Multi Strategies Fund, accounted for 31.5% and 31.8% of the Fund’s net assets, respectively. Additional information on Oppenheimer Fundamental Alternatives Fund and Oppenheimer Global Multi Strategies Fund, including the audited financials, can be found on the SEC website.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund,

LLC (“Master Loan”) and Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based

34 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

4. Investments and Risks (Continued)

on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 0.31% of Master Loan and 1.13% of Master Event-Linked Bond at period end.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Shareholder Concentration. At period end, one shareholder owned 20% or more of the Fund’s total outstanding shares.

A shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds, and directors or employees. The related party owned 29% of the Fund’s total outstanding shares at period end.

35 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

36 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

6. Use of Derivatives (Continued)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable (or payable) and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward contracts with the obligation to sell specified foreign

37 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $5,629,972 and $4,521,680, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

During the reporting period, the Fund had an ending monthly average market value of $1,718,564 and $2,497,745 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the

38 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

6. Use of Derivatives (Continued)

contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $5,043 and $91,602 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

39 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $102,103 and $55,893 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk. Written option activity for the reporting period was as follows:

	Number of Contracts	Amount of Premiums

Options outstanding as of September 30, 2016	91,105,270,000	$242,937
Options written	94,442,887,250	485,586
Options closed or expired	(25,750,000,000)	(47,870)
Options exercised	(159,679,799,750)	(511,998)

Options outstanding as of March 31, 2017	118,357,500	$168,655

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $70,000. ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the

40 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

6. Use of Derivatives (Continued)

event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations

41 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by counterparty the Fund’s OTC derivative assets net of the related collateral pledged by the Fund at period end:

		Gross Amounts Not Offset in the Statement of
		Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Received**	Cash Collateral Received**	Net Amount
Bank of America NA	$58,604	$(29,537)	$–	$–	$29,067
Citibank NA	9,608	(9,608)	–	–	–
Deutsche Bank AG	6,722	(6,722)	–	–	–
Goldman Sachs Bank USA	15,955	(15,955)	–	–	–
HSBC Bank USA NA	6	(6)	–	–	–
JPMorgan Chase Bank NA	38,593	(18,858)	–	–	19,735

	$129,488	$(80,686)	$–	$–	$48,802

*OTC derivatives are reported gross on the Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral posted for the benefit of the Fund within this table is limited to the net outstanding amount due from an individual counterparty. The collateral posted for the benefit of the Fund may exceed these amounts.

The following table presents by counterparty the Fund’s OTC derivative liabilities net of the related collateral pledged by the Fund at period end:

	Gross Amounts Not Offset in the Statement of
		Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount

Bank of America NA	$(29,537)	$29,537	$–	$–	$–
Barclays Bank plc	(720)	–	–	–	(720)
Citibank NA	(17,750)	9,608	–	–	(8,142)
Deutsche Bank AG	(58,902)	6,722	–	–	(52,180)
Goldman Sachs Bank USA	(52,181)	15,955	–	–	(36,226)
HSBC Bank USA NA	(7,379)	6	–	–	(7,373)

42 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

6. Use of Derivatives (Continued)

		Gross Amounts Not Offset in the Statement of
		Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount

JPMorgan Chase Bank NA	$(18,858)	$18,858	$–	$–	$–
Nomura Global
Financial Products, Inc.	(43,157)	–	–	–	(43,157)
Toronto Dominion
Bank	(1,173)	–	–	–	(1,173)

	$ (229,657)	$80,686	$–	$–	$(148,971)

*OTC derivatives are reported gross on the Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral pledged within this table is limited to the net outstanding amount due from the Fund. The securities pledged as collateral by the Fund as reported on the Statements of Investments may exceed these amounts.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at period end:

	Asset Derivatives		Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Equity contracts			Variation margin payable	$9,623*
Forward currency exchange contracts	Unrealized appreciation on forward currency exchange contracts	$86,140	Unrealized depreciation on forward currency exchange contracts	84,930
			Options written, at value	144,727
Forward currency exchange contracts	Investments, at value	43,348**

Total		$129,488		$239,280

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**Amounts relate to purchased option contracts and purchased swaption contracts, if any.

The effect of derivative instruments on the Statement of Operations is as follows:

43 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Investment from unaffiliated companies (including premiums on options)	Closing and expiration of option contracts written	Closing and expiration of futures contracts	Foreign currency transactions	Total

Equity contracts	$—	$—	$41,530	$—	$41,530
Forward currency exchange contracts	(23,073)	47,870	—	102,756	127,553
Interest rate contracts	—	—	55,326	—	55,326
Volatility contracts	—	—	(42,536)	—	(42,536)

Total	$(23,073)	$47,870	$54,320	$102,756	$181,873

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Investment transactions*	Option contracts written	Futures contracts	Translation of assets and liabilities denominated in foreign currencies	Total

Equity contracts	$—	$—	$(25,566)	$—	$(25,566)
Forward currency exchange contracts	59,669	(22,703)	—	(22,857)	14,109
Interest rate contracts	—	—	(2,265)	—	(2,265)

Total	$59,669	$(22,703)	$(27,831)	$(22,857)	$(13,722)

*Includes purchased option contracts and purchased swaption contracts, if any.

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount

Class A
Sold	85,287	$800,738	293,288	$2,762,766
Dividends and/or distributions reinvested	52,051	483,029	38,070	350,629
Redeemed	(199,216)	(1,880,566)	(809,159)	(7,661,672)

Net decrease	(61,878)	$(596,799)	(477,801)	$(4,548,277)

44 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

7. Shares of Beneficial Interest (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount

Class C
Sold	25,339	$234,868	68,004	$630,012
Dividends and/or distributions reinvested	11,713	107,647	5,587	50,951
Redeemed	(59,791)	(554,711)	(156,685)	(1,452,173)

Net decrease	(22,739)	$(212,196)	(83,094)	$(771,210)

Class I
Sold	—	$—	—	$—
Dividends and/or distributions reinvested	2	18	1	10
Redeemed	—	—	(1)	(14)

Net increase (decrease)	2	$18	—	$(4)

Class R
Sold	36,326	$336,773	58,244	$542,562
Dividends and/or distributions reinvested	8,770	80,862	3,954	36,217
Redeemed	(36,097)	(334,640)	(58,541)	(548,057)

Net increase	8,999	$82,995	3,657	$30,722

Class Y
Sold	19,014	$179,837	366,614	$3,497,823
Dividends and/or distributions reinvested	16,263	150,923	12,617	116,452
Redeemed	(146,789)	(1,373,571)	(788,772)	(7,235,726)

Net decrease	(111,512)	$(1,042,811)	(409,541)	$(3,621,451)

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales

Investment securities	$4,803,513	$6,897,776

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.85%
Next $500 million	0.80
Next $4 billion	0.75
Over $5 billion	0.73

The Fund’s effective management fee for the reporting period was 0.85% of average annual

45 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts

46 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

9. Fees and Other Transactions with Affiliates (Continued)

that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
March 31, 2017	$3,297	$—	$50	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to limit the “Total expenses” for all share classes so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, as a percentage of average annual net assets, will not exceed the following annual rates: 1.37% for Class A shares, 2.12% for Class C shares, 0.93% for Class I shares, 1.62% for Class R shares and 1.12% for Class Y shares, as calculated on the daily net assets of the Fund. The expense limitations do not include extraordinary expenses, interest and fees from borrowing, and other expenses not incurred in the ordinary course of the Fund’s business.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Affiliated Funds. During the reporting period, the Manager waived fees and/or reimbursed the Fund $124,906

47 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

for these management fees.

Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

Effective January 1, 2017, the Transfer Agent has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to 0.015% of average annual net assets for classes A, C, R and Y.

During the reporting period, the Transfer Agent waived fees and/or reimbursed the Fund for transfer agent and shareholder servicing agent fees as follows:

Class A	$840
Class C	144
Class R	91
Class Y	124

This fee waiver and/or reimbursement may be terminated at any time.

10. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.3 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

48 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

49 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about each Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, then the ’Detailed’ tab; where ‘Dividends’ are shown, the Fund’s latest pay date will be followed by the sources of any distribution, updated daily.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources

Oppenheimer Global Multi-Alternatives Fund	12/21/16	91.1%	0.0%	8.9%

50 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Trustees and Officers

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

Beth Ann Brown, Trustee

Edmund P. Giambastiani, Jr., Trustee

Elizabeth Krentzman, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Joanne Pace, Trustee

Daniel Vandivort, Trustee

Arthur P. Steinmetz, Trustee, President and Principal Executive Officer

Mark Hamilton, Vice President

Dokyoung Lee, Vice President

Benjamin Rockmuller, Vice President

Alessio de Longis, Vice President

Cynthia Lo Bessette, Secretary and Chief Legal Officer

Jennifer Foxson, Vice President and Chief Business Officer

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money

Laundering Officer

Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2017 OppenheimerFunds, Inc. All rights reserved.

51 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms

●	When you create a user ID and password for online account access

●	When you enroll in eDocs Direct,SM our electronic document delivery service
●	Your transactions with us, our affiliates or others

●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

52 OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2016. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RS1132.001.0317 May 25, 2017

Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Multi-Alternatives Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/15/2017